Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of March 31, 2024 and December 31, 2023 consisted of the following:

	March 31, 2024	December 31, 2023
Equipment and machinery	$1,283,334	$1,233,334
Less: Accumulated depreciation	(374,671)	(318,335)
Total property and equipment, net	$908,663	$914,999

Property and equipment at December 31, 2023 and 2022, consisted of the following:

	December 31,
	2023	2022
Equipment and machinery	$1,233,334	$1,116,769
Less: Accumulated depreciation	(318,335)	(94,479)
Total property and equipment, net	$914,999	$1,022,290